Financial Assets and Financial Liabilities - Summary of Transferred Financial Assets Derecognized Entirety (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying amount of underlying assets		₩ 3,715,466	₩ 2,842,657
Fair value of underlying assets		3,686,275	2,831,004
Carring Amount of transferred assets		13,227,234	12,309,025
Carrying amount of related liabilities		10,610,882	10,978,971
Carrying amount of senior debentures		2,094,584	1,731,873
Fair value of senior debentures		2,089,458	1,739,801
Bonds sold under repurchase agreements
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carring Amount of transferred assets		11,418,820	11,273,036
Carrying amount of related liabilities		10,610,882	10,978,971
Amounts of the bonds sold under repurchase agreements		100,768	2,050,635
Government bond
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carring Amount of transferred assets		1,661,550	1,035,736
Stock
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carring Amount of transferred assets		₩ 52,098	₩ 253
KB Kookmin Card 5th Securitization Co., Ltd.
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Description of nature of relationship between transferred financial assets that are not derecognised in their entirety and associated liabilities			The Group has an obligation to early redeem the securitized debentures in the event of situations prescribed by the asset securitization contract, such as the remaining balance of the eligible underlying assets in trust-type asset securitization is below the solvency ratio (minimum ratio: 104.5%) of the beneficiary interest in the trust. To avoid such early redemption, the Group entrusts credit card accounts and deposits in addition to the previously entrusted credit card accounts.
Carrying amount of underlying assets	[1]		₩ 492,108
Fair value of underlying assets	[1]		490,113
Carrying amount of senior debentures	[1]		299,881
Fair value of senior debentures	[1]		₩ 302,564
KB Kookmin Card 6th Securitization Co., Ltd.
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Description of nature of relationship between transferred financial assets that are not derecognised in their entirety and associated liabilities			The Group has an obligation to early redeem the securitized debentures in the event of situations prescribed by the asset securitization contract, such as the remaining balance of the eligible underlying assets in trust-type asset securitization is below the solvency ratio (minimum ratio: 104.5%) of the beneficiary interest in the trust. To avoid such early redemption, the Group entrusts credit card accounts and deposits in addition to the previously entrusted credit card accounts.
Carrying amount of underlying assets	[1]		₩ 726,803
Fair value of underlying assets	[1]		723,835
Carrying amount of senior debentures	[1]		474,000
Fair value of senior debentures	[1]		₩ 474,766
KB Kookmin Card 7th Securitization Co., Ltd.
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Description of nature of relationship between transferred financial assets that are not derecognised in their entirety and associated liabilities		The Group has an obligation to early redeem the securitized debentures in the event of situations prescribed by the asset securitization contract, such as the remaining balance of the eligible underlying assets in trust-type asset securitization is below the solvency ratio (minimum ratio: 104.5%) of the beneficiary interest in the trust. To avoid such early redemption, the Group entrusts credit card accounts and deposits in addition to the previously entrusted credit card accounts.	The Group has an obligation to early redeem the securitized debentures in the event of situations prescribed by the asset securitization contract, such as the remaining balance of the eligible underlying assets in trust-type asset securitization is below the solvency ratio (minimum ratio: 104.5%) of the beneficiary interest in the trust. To avoid such early redemption, the Group entrusts credit card accounts and deposits in addition to the previously entrusted credit card accounts.
Carrying amount of underlying assets	[1]	₩ 963,756	₩ 948,129
Fair value of underlying assets	[1]	958,207	943,689
Carrying amount of senior debentures	[1]	641,780	598,180
Fair value of senior debentures	[1]	₩ 628,274	₩ 596,272
KB Auto Second Asset Securitization Specialty Co., Ltd.2
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Description of nature of relationship between transferred financial assets that are not derecognised in their entirety and associated liabilities		The Group has an obligation to early redeem the securitized debentures in the event of situations prescribed by the asset securitization contract, such as when the trusted assets do not meet the eligibility requirements.	The Group has an obligation to early redeem the securitized debentures in the event of situations prescribed by the asset securitization contract, such as when the trusted assets do not meet the eligibility requirements.
Carrying amount of underlying assets	[2]	₩ 441,080	₩ 129,867
Fair value of underlying assets	[2]	429,626	129,385
Carrying amount of senior debentures	[2]	299,705	59,968
Fair value of senior debentures	[2]	₩ 299,705	₩ 59,935
KB Kookmin Card 8th Securitization Co., Ltd.1
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Description of nature of relationship between transferred financial assets that are not derecognised in their entirety and associated liabilities		The Group has an obligation to early redeem the securitized debentures in the event of situations prescribed by the asset securitization contract, such as the remaining balance of the eligible underlying assets in trust-type asset securitization is below the solvency ratio (minimum ratio: 104.5%) of the beneficiary interest in the trust. To avoid such early redemption, the Group entrusts credit card accounts and deposits in addition to the previously entrusted credit card accounts.	The Group has an obligation to early redeem the securitized debentures in the event of situations prescribed by the asset securitization contract, such as the remaining balance of the eligible underlying assets in trust-type asset securitization is below the solvency ratio (minimum ratio: 104.5%) of the beneficiary interest in the trust. To avoid such early redemption, the Group entrusts credit card accounts and deposits in addition to the previously entrusted credit card accounts.
Carrying amount of underlying assets	[1]	₩ 556,487	₩ 545,750
Fair value of underlying assets	[1]	553,729	543,982
Carrying amount of senior debentures	[1]	299,878	299,844
Fair value of senior debentures	[1]	₩ 285,111	₩ 306,264
KB Kookmin Card 9th Securitization Co., Ltd.1
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Description of nature of relationship between transferred financial assets that are not derecognised in their entirety and associated liabilities		The Group has an obligation to early redeem the securitized debentures in the event of situations prescribed by the asset securitization contract, such as the remaining balance of the eligible underlying assets in trust-type asset securitization is below the solvency ratio (minimum ratio: 104.5%) of the beneficiary interest in the trust. To avoid such early redemption, the Group entrusts credit card accounts and deposits in addition to the previously entrusted credit card accounts.
Carrying amount of underlying assets	[1]	₩ 615,565
Fair value of underlying assets	[1]	612,543
Carrying amount of senior debentures	[1]	349,829
Fair value of senior debentures	[1]	₩ 372,724
KB Kookmin Card 10th Securitization Co., Ltd.1
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Description of nature of relationship between transferred financial assets that are not derecognised in their entirety and associated liabilities		The Group has an obligation to early redeem the securitized debentures in the event of situations prescribed by the asset securitization contract, such as the remaining balance of the eligible underlying assets in trust-type asset securitization is below the solvency ratio (minimum ratio: 104.5%) of the beneficiary interest in the trust. To avoid such early redemption, the Group entrusts credit card accounts and deposits in addition to the previously entrusted credit card accounts.
Carrying amount of underlying assets	[1]	₩ 1,138,578
Fair value of underlying assets	[1]	1,132,170
Carrying amount of senior debentures	[1]	503,392
Fair value of senior debentures	[1]	503,644
Others
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carring Amount of transferred assets		₩ 94,766

[1]	The Group has an obligation to early redeem the securitized debentures in the event of situations prescribed by the asset securitization contract, such as the remaining balance of the eligible underlying assets in trust-type asset securitization is below the solvency ratio (minimum ratio: 104.5%) of the beneficiary interest in the trust. To avoid such early redemption, the Group entrusts credit card accounts and deposits in addition to the previously entrusted credit card accounts.
[2]	The Group has an obligation to early redeem the securitized debentures in the event of situations prescribed by the asset securitization contract, such as when the trusted assets do not meet the eligibility requirements.